OPERATING SEGMENT - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Segment results
Segment results	$ 3,128	Rp 43,958	Rp 43,994	Rp 38,533
Operating Segments
Segment results
Segment results		43,587	41,254	41,706
Adjustments and Eliminations
Segment results
Segment results		371	2,740	(3,173)
Operating loss of operating business		(627)	(599)	(798)
Other eliminations and adjustments		545	1,739	(2,063)
IFRS reconciliation		Rp 453	Rp 1,600	Rp (312)